Income Taxes Components of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current expense (benefit):
Federal	$ 321	$ 51	$ (3)
State	86	(1)	6
Total	407	50	3
Deferred expense (benefit):
Federal	(53)	(14)	41
State	3	57	10
Total	(50)	43	51
Total income tax expense from continuing operations	$ 357	$ 93	$ 54